UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03-31-2006

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    May 3, 2006


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      32

Form13F Information Table Value Total:      $195,321 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP   COM              026874107     7931   120000 SH       SOLE    NONE           120000        0        0
ARROW ELECTRONICS              COM              042735100     2720    84284 SH       SOLE    NONE            84284        0        0
AUTOMATIC DATA PROCESSING      COM              053015103     6258   137000 SH       SOLE    NONE           137000        0        0
AUTOZONE                       COM              053332102    11165   112000 SH       SOLE    NONE           112000        0        0
BOB EVANS FARMS                COM              096761101     2971   100000 SH       SOLE    NONE           100000        0        0
BRISTOL-MYERS SQUIBB           COM              110122108      960    39000 SH       SOLE    NONE            39000        0        0
CABELA'S INCORPORATED - CLASS  A                126804301     6915   337000 SH       SOLE    NONE           337000        0        0
CBRL GROUP INC.                COM              12489V106     8501   193595 SH       SOLE    NONE           193595        0        0
COCA-COLA COMPANY              COM              191216100     4187   100000 SH       SOLE    NONE           100000        0        0
COMCAST CORP COMMON CLASS A ST A                20030N101     3924   150000 SH       SOLE    NONE           150000        0        0
DARDEN RESTAURANTS             COM              237194105     2761    67300 SH       SOLE    NONE            67300        0        0
DELL INC.                      COM              24702R101     8065   271000 SH       SOLE    NONE           271000        0        0
DST SYSTEMS                    COM              233326107      927    16000 SH       SOLE    NONE            16000        0        0
DSW INC - CLASS A              A                23334L102    10555   337000 SH       SOLE    NONE           337000        0        0
FIRST DATA                     COM              319963104    12098   258400 SH       SOLE    NONE           258400        0        0
GANNETT COMPANY                COM              364730101     6831   114000 SH       SOLE    NONE           114000        0        0
HOME DEPOT                     COM              437076102    13642   322500 SH       SOLE    NONE           322500        0        0
JOHNSON & JOHNSON              COM              478160104     4856    82000 SH       SOLE    NONE            82000        0        0
KINDER MORGAN INC.             COM              49455P101    14718   160000 SH       SOLE    NONE           160000        0        0
KRISPY KREME DOUGHNUTS         COM              501014104     4804   535000 SH       SOLE    NONE           535000        0        0
MATTEL                         COM              577081102     5820   321000 SH       SOLE    NONE           321000        0        0
MERCURY GENERAL                COM              589400100     6039   110000 SH       SOLE    NONE           110000        0        0
MICROSOFT                      COM              594918104     3739   137400 SH       SOLE    NONE           137400        0        0
PFIZER                         COM              717081103     5059   203000 SH       SOLE    NONE           203000        0        0
SCHERING-PLOUGH                COM              806605101      983    51750 SH       SOLE    NONE            51750        0        0
STATE STREET CORP.             COM              857477103     5741    95000 SH       SOLE    NONE            95000        0        0
TIMBERLAND CO  CLASS A         A                887100105     4450   130000 SH       SOLE    NONE           130000        0        0
TJX COMPANIES                  COM              872540109     9332   376000 SH       SOLE    NONE           376000        0        0
WAL-MART STORES INC.           COM              931142103     7322   155000 SH       SOLE    NONE           155000        0        0
WASHINGTON MUTUAL              COM              939322103     6393   150000 SH       SOLE    NONE           150000        0        0
WELLS FARGO & CO.  COMMON STOC COM              949746101     5110    80000 SH       SOLE    NONE            80000        0        0
ZALE                           COM              988858106      544    19400 SH       SOLE    NONE            19400        0        0